SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of potentially dilutive securities that have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	Nine Months Ended September 30,		Three Months Ended September 30,
	2016	2015	2016	2015
Warrants to purchase common stock	1,895,122	3,000,000	1,895,122	3,000,000
Stock options	3,680,000	600,000	3,680,000	600,000
Total potentially dilutive securities	5,575,122	3,600,000	5,575,122	3,600,000

	Years Ended December 31,
	2015	2014
Warrants to purchase common stock	3,000,000	3,997,692
Stock options	600,000	—
Total potentially dilutive securities	3,600,000	3,997,692

Schedule of significant concentrations in revenues and accounts receivable

The following tables show significant concentrations in our revenues and accounts receivable for the periods indicated:

Percentage of Revenues:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2016	2015	2016	2015
Customer A	88%	9%	80%	35%
Customer B	12%	25%	20%	34%
Customer C	—	19%	—	31%
Customer D	—	37%	—	0%

Percentage of Accounts Receivable:

	September 30, 2016	December 31, 2015
Customer A	57%	56%
Customer B	43%	41%
Customer C	—	1%

Percentage of Revenue:

	Years Ended December 31,
	2015	2014
Customer A	36%	—%
Customer B	32%	80%
Customer C	18%	4%

Percentage of Accounts Receivable:

	Years Ended December 31,
	2015	2014
Customer D	56%	—%
Customer E	41%	—%
Customer F	—%	46%
Customer G	—%	33%
Customer H	1%	21%